TRADE RECEIVABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Trade receivables	$ 7,797	$ 8,130
Minimum
Trade receivables
Terms of billed accounts receivable	30 days
Maximum
Trade receivables
Terms of billed accounts receivable	60 days
Gross carrying amount
Trade receivables
Accounts receivable	$ 7,596	7,959
Other	$ 201	203
Allowance for doubtful accounts
Trade receivables
Trade receivables		$ (32)